Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0000879407
Registrant Name	ARROWHEAD PHARMACEUTICALS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A